SHARE CAPITAL AND SHAREBASED PAYMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Common Shares Issued	9,338,685	9,373,825
Gross Proceeds On Cash Commission	$ 268	$ 155
Cash commission	2.75%	2.75%
Issuance shares costs	$ 360	$ 339
Net proceeds from cash commission	9,464	5,493
Proceeds from gross prospectus supplement	9,732	5,648
Fair Value Of Stock Options Granted, Share-based Payments	$ 907	$ 924
Restricted Share Units	1,881,000	1,878,320
Weighted Average Fair Value Per Share	$ 1.02
Share Capital Two [Member]
Statement [Line Items]
Issued common shares upon exercise of RSUs	1,197,709	1,005,333
Common shares issued carrying value of RSUs exercised	$ 1,018	$ 1,019
Share Capital [Member]
Statement [Line Items]
Common Shares Issued	1,301,000
Gross Proceeds On Cash Commission	$ 986
Issuance of fair value	$ 529
Stock option exercise	1,301,000
Share capital acquisition costs	$ 1,515
Restricted Share Units [Member]
Statement [Line Items]
Share-based Payments for fair value	$ 1,128	$ 1,345